3. EQUIPMENT (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Stock issued in connection to cash offering, Amount
Automobile	$ 41,805	$ 41,805
Laboratory Equipment	40,698	39,310
Office Equipment	6,466	6,466
Less Accumulated Depreciation	(40,239)	(35,963)
Total Property and Equipment	$ 48,730	$ 51,618